Related Party Transactions (Predecessor) - 2019 Debt Financings (Details) $ in Thousands					1 Months Ended		7 Months Ended	12 Months Ended
	Dec. 18, 2022 USD ($)	Dec. 12, 2022 USD ($)	Nov. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Jul. 21, 2023 USD ($)	Dec. 31, 2019 USD ($) item	Jul. 21, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transactions
Debt extinguishment due to warrant modification							$ 17,036
Estimated fair value of convertible notes									$ 131,300	$ 5,100	$ 0
Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount						175.00%
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement								85.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount						175.00%
Income (expense) related to decrease (increase) in fair value					$ 600		1,600		1,700
Increase in additional paid in capital from debt extinguishment due to warrant modification					$ 17,000		17,000
Principal amount outstanding								$ 6,000	6,000
Estimated fair value of convertible notes								16,200	$ 16,200
Additional promissory note
Related Party Transactions
Principal amount						$ 5,000							$ 5,000
Number of additional convertible promissory notes sold | item						5
Additional promissory note | Board of directors | Convertible Notes 2019
Related Party Transactions
Principal amount						$ 1,000
Number of additional convertible promissory notes sold | item						1
Convertible notes
Related Party Transactions
Principal amount												$ 1,000
Interest rate (as a percent)									10.00%			0.00%
Convertible notes | Simhambhatla
Related Party Transactions
Principal amount												$ 1,000
Repayable amount		$ 1,700	$ 1,000
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700	700									700
Additional amount repayable to the principal amount	$ 700		700
Repayment of notes			$ 1,000
Convertible notes | Jaywin
Related Party Transactions
Principal amount												1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%	175.00%
Principal amount outstanding		$ 700										700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Willis
Related Party Transactions
Principal amount												1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700										700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Malik
Related Party Transactions
Principal amount												1,000
Repayable amount	$ 1,700	$ 1,700
Percentage of repayment of principal amount	175.00%
Principal amount outstanding	$ 700											700
Additional amount repayable to the principal amount	700
Repayment of notes	$ 1,000
Convertible Notes 2019
Related Party Transactions
Debt extinguishment due to warrant modification							5,200
Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification							17,036
Additional Paid-in Capital [Member] | Convertible Notes 2019
Related Party Transactions
Debt extinguishment due to warrant modification							$ 17,000
Dental Innovations | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount	175.00%
Dental Innovations | Original 2019 Note Purchase Agreement
Related Party Transactions
Principal amount												5,000	5,000
Repayable amount				$ 8,700								$ 8,700	8,750
Percentage of repayment of principal amount				175.00%
Additional amount repayable to the principal amount				$ 3,700
Interest rate (as a percent)				0.00%								15.79%
Dental Innovations | Original 2019 Note Purchase Agreement | Additional promissory note
Related Party Transactions
Principal amount						$ 5,000							$ 5,000
Dental Innovations | Original 2019 Note Purchase Agreement | Convertible notes
Related Party Transactions
Principal amount of convertible promissory note						5,000
Strathspey Crown Holdings Group, LLC ("SCH") | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Principal amount	$ 1,700					$ 1,000		$ 1,700				$ 1,000
Number of additional convertible promissory notes sold | item						1
Interest rate (as a percent)	0.00%							15.79%